Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Condensed Consolidated Balance Sheets	The following was included in the condensed consolidated balance sheets at September 30, 2023 and December 31, 2022:
	September 30, 2023	December 31, 2022
Operating lease right-of-use assets	$4,310,916	$2,854,196
Lease liabilities, current portion	1,075,151	713,100
Lease liabilities, long-term	3,366,728	2,237,797
Total operating lease liabilities	$4,441,879	$2,950,897
Weighted-average remaining lease term (months)	47	47
Weighted average discount rate	6.08%	4.36%
The following was included in the consolidated balance sheets at December 31, 2022 and 2021:
	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	$2,854,196	$3,192,604
Lease liabilities, current portion	713,100	613,696
Lease liabilities, long-term	2,237,797	2,607,862
Total operating lease liabilities	$2,950,897	$3,221,558
Weighted-average remaining lease term (months)	47	59
Weighted average discount rate	4.36%	4.29%

Schedule of Operating Lease Liabilities	As of September 30, 2023, maturities of operating lease liabilities were as follows:
Year Ending December 31,	Amount
2023 - remaining	$312,613
2024	1,332,327
2025	1,304,733
2026	1,032,656
2027	766,969
Thereafter	273,660
Total	5,022,958
Less: imputed interest	(581,079)
Total operating lease liabilities	$4,441,879
As of December 31, 2022, maturities of operating lease liabilities were as follows:
Year Ending December 31,	Amount
2023	$829,045
2024	846,987
2025	802,413
2026	512,756
2027	228,889
Thereafter	-
Total	3,220,090
Less: imputed interest	(269,193)
Total operating lease liabilities	$2,950,897

Schedule of Financing Lease Liabilities	As of September 30, 2023, maturities of financing lease liabilities were as follows:
Year Ending December 31,	Amount
2023 - remaining	$58,735
2024	218,099
2025	211,332
2026	211,332
2027	210,042
Thereafter	28,833
Total	938,373
Less: amount representing interest	(106,803)
Present value of minimum lease payments	$831,570
As of December 31, 2022, maturities of financing lease liabilities were as follows:
Year Ending December 31,	Amount
2023	$234,556
2024	218,099
2025	211,332
2026	211,332
2027	210,042
Thereafter	28,833
Total	1,114,194
Less: amount representing interest	(144,328)
Present value of minimum lease payments	$969,866